EQUITY - Legal Reserve and Income reserves (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Dec. 31, 2021
EQUITY
Balance of legal reserves	R$ 7,523,216,000	R$ 5,885,575,000
Treasury shares				R$ 10,499,456
Legal reserve	0	0	R$ 0
Capital reserves	63,095,000	63,095,000
Net equity	R$ 69,799,495,000	69,627,320,000	R$ 68,455,847,000		R$ 70,006,196,000
Percentage of allocation of net profit to the reserve	50.00%
Allocation of net profit to the reserve for shareholder remunaration and investments	R$ 3,177,863,000	1,730,972,000
Remaining amount of net profit proposed to Reserve for remuneration to shareholders and investments	1,446,891,000
tax benefits	16,136,000
Income reserves
EQUITY
Balance of legal reserves	R$ 7,523,216,000	5,885,575,000
Number of treasury shares	3,956,736
Treasury shares	R$ 199,999,000
Legal reserve percentage of net profit for year	5.00%
Legal reserve percentage of share capital	20.00%
Legal reserve	R$ 4,118,419,000	3,841,022,000
Tax incentive reserve
EQUITY
Net equity	R$ 426,933,000	R$ 313,581,000